FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of the net loss on changes in fair value (in thousands) related to the Public and Private Warrants

Three months ended
March 31, 2021
Public Warrants	$(27,180)
Private Warrants	8,042
Net loss on changes in fair value	$(19,138)
The following table summarizes the net loss on changes in fair value (in thousands) related to the Public and Private Warrants:

Year ended
December 31, 2020
Public Warrants	$(17,920)
Private Warrants	(5,573)
Net loss on changes in fair value	$(23,493)

Summary of the valuation of financial instruments

	Total	Quoted prices in active markets (Level 1)	Prices with observable inputs (Level 2)	Prices with unobservable inputs (Level 3)
March 31, 2021
Cash and cash equivalents	$587,043	$587,043	$—	$—
Public Warrants	—	—	—	—
Private Warrants	7,750	—	—	7,750

	Total	Quoted prices in active markets (Level 1)	Prices with observable inputs (Level 2)	Prices with unobservable inputs (Level 3)
December 31, 2020
Cash and cash equivalents	$629,761	$629,761	$—	$—
Public Warrants	57,515	57,515	—	—
Private Warrants	43,877	—	—	43,877

The following tables summarize the valuation of our financial instruments (in thousands):

	Total	Quoted prices in active markets (Level 1)	Prices with observable inputs (Level 2)	Prices with unobservable inputs (Level 3)
December 31, 2019
Cash and cash equivalents	$2,159	$2,159	$—	$—

	Total	Quoted prices in active markets (Level 1)	Prices with observable inputs (Level 2)	Prices with unobservable inputs (Level 3)
December 31, 2020
Cash and cash equivalents	$629,761	$629,761	$—	$—
Public Warrants	57,515	57,515	—	—
Private Warrants	43,877	—	—	43,877

Schedule of loss (gain) in fair value recognized in earnings

	Balance at December 31, 2020	Additions	Settlements	Loss / (Gain) on fair value adjustments included in earnings	Balance at March 31, 2021
Private Warrants	$43,877	—	(28,085)	(8,042)	$7,750

The following table summarizes the change in our Level 3 financial instruments (in thousands):

	Balance at December 31, 2019	Additions	Settlements	Loss / (Gain) on fair value adjustments included in earnings	Balance at December 31, 2020
Private Warrants	$—	38,304	—	5,573	$43,877